Discontinued operation, assets classified as held for sale and disposals, Assets and Liabilities Relating to Atalla (Details) - USD ($) $ in Millions	May 18, 2018	Oct. 31, 2019	Nov. 04, 2018	Oct. 31, 2018	Apr. 30, 2017
Non-current assets [Abstract]
Goodwill		$ 6,671.3		$ 6,805.0	$ 2,828.6
Property, plant and equipment		140.5		144.3	$ 40.9
Total non-current assets		12,846.7		13,720.5
Current liabilities [Abstract]
Total current liabilities		(1,802.0)		(2,448.1)
Atalla [Member]
Non-current assets [Abstract]
Goodwill		0.0	$ 28.0	27.9
Property, plant and equipment		0.0	0.3	0.1
Total non-current assets		0.0	28.3	28.0
Current liabilities [Abstract]
Deferred income		0.0	(12.0)	(10.3)
Total current liabilities		0.0	$ (12.0)	(10.3)
Net assets classified as held for sale		$ 0.0		$ 17.7
Atalla [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	$ 20.0